Income Taxes (Components Of Income Before Income Tax By Geography) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Domestic	$ (33,459)	$ 385,366	$ (12,049)
International	133,334	0	0
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAX	$ 99,875	$ 385,366	$ (12,049)